Cover	Jan. 19, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 19, 2023
Entity File Number	000-54586
Entity Registrant Name	NANOMIX CORPORATION
Entity Central Index Key	0001473579
Entity Tax Identification Number	27-0801073
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2121 Williams Street
Entity Address, City or Town	San Leandro
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94577
City Area Code	510
Local Phone Number	428-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false